Lease - Supplemental information related to operating leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Lease
Lease right-of-use assets, net	¥ 52,562	$ 7,403	¥ 75,008
Lease liabilities - current portion	29,435	4,146	45,955	[1]
Lease liabilities - non-current portion	24,419	$ 3,439	39,968	[1]
Total lease liability balance	¥ 53,854		¥ 85,923
Weighted average remaining lease term	1 year 10 months 17 days	1 year 10 months 17 days	2 years 2 months 26 days
Weighted average annual discount rate	4.75%	4.75%	4.75%

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. Refer